Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Securities Sold Under Agreements to Repurchase [Abstract]
Securities Sold Under Agreements to Repurchase
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note F - Securities Sold Under Agreements to Repurchase

    Securities sold under agreements to repurchase are financing arrangements that have overnight maturity terms. At maturity, the securities underlying the agreements are returned to the Company. Newly enacted banking regulations during the third quarter of 2011 permitted the Company to begin paying interest on its business checking accounts and contributed to the decrease in securities sold under agreements to repurchase balances. Information concerning securities sold under agreements to repurchase is summarized as follows at December 31:

Balance outstanding at period-end	$	----	$38,107
Weighted average interest rate at period-end		.00%	.15%
Average amount outstanding during year		$19,196	$26,991
Approximate weighted average interest rate
during the year		.09%	.21%
Maximum amount outstanding as of any month-end		$36,680	$38,107
Securities underlying these agreements at year-end were as follows:
Carrying value of securities	$	----	$49,436
Fair value	$	----	$49,552